CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

	For the Six Months Ended June 30,
Customers	2025	2024
A	33%	-
B	1%	59%
C	25%	21%
D	20%	-

The suppliers accounted for 10% or more of the Company’s purchases during the six months ended June 30, 2025 and 2024.

	For the Six Months Ended June 30,
Suppliers	2025	2024
AA	79%	76%
BB	21%	-
CC	-	24%